EATON SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Pre-Tax and After-Tax Amounts Recognized in Comprehensive Income (Loss)	The following table summarizes the pre-tax and after-tax amounts recognized in Comprehensive income (loss):

	2025		2024		2023
(In millions)	Pre-tax	After-tax	Pre-tax	After-tax	Pre-tax	After-tax
Currency translation and related hedging instruments
Gain (loss) from currency translation and related hedging instruments	$246	$255	$(358)	$(355)	$252	$247
Amortization of gains on net investment hedges (amount excluded from effectiveness testing) reclassified to earnings	(15)	(15)	(15)	(15)	(12)	(12)
	231	240	(373)	(370)	241	235

Pensions and other postretirement benefits
Prior service credit (cost) arising during the year	(10)	(7)	1	1	—	—
Net gain (loss) arising during the year	(27)	(18)	(141)	(104)	(246)	(189)
Currency translation	(55)	(43)	18	13	(29)	(21)
Amortization of actuarial loss and prior service cost reclassified to earnings	67	50	55	41	32	24
	(25)	(18)	(67)	(49)	(243)	(185)

Cash flow hedges
Gain (loss) on derivatives designated as cash flow hedges	29	23	(6)	(5)	63	50
Changes in cash flow hedges reclassified to earnings	(27)	(22)	(16)	(12)	(78)	(61)
	2	1	(22)	(17)	(14)	(11)
Other comprehensive income (loss) attributable to Eaton ordinary shareholders	$208	$223	$(462)	$(436)	$(17)	$39

Schedule of Changes in Accumulated Other Comprehensive Loss
The changes in Accumulated other comprehensive loss are as follows:

(In millions)	Currency translation and related hedging instruments	Pensions and other postretirement benefits	Cash flow hedges	Total
Balance at January 1, 2025	$(3,399)	$(1,044)	$101	$(4,342)
Other comprehensive income (loss) before reclassifications	255	(68)	23	210
Amounts reclassified from Accumulated other comprehensive loss (income)	(15)	50	(22)	13
Net current-period Other comprehensive income (loss)	240	(18)	1	223
Balance at December 31, 2025	$(3,159)	$(1,062)	$102	$(4,118)

Schedule of Reclassifications out of Accumulated Other Comprehensive Loss
The reclassifications out of Accumulated other comprehensive loss are as follows:

(In millions)	December 31, 2025		Consolidated Statements of Income classification
Gains and (losses) on net investment hedges (amount excluded from effectiveness testing)
Currency exchange contracts	$15		Interest expense - net
Tax expense	—
Total, net of tax	15

Amortization of defined benefits pensions and other postretirement benefits items
Actuarial loss and prior service cost	(67)	1
Tax benefit	17
Total, net of tax	(50)

Gains and (losses) on cash flow hedges
Floating-to-fixed interest rate swaps	13		Interest expense - net
Currency exchange contracts	13		Net sales and Cost of products sold
Commodity contracts	1		Cost of products sold
Tax expense	(6)
Total, net of tax	22

Total reclassifications for the period	$(13)
[1] These components of Accumulated other comprehensive loss are included in the computation of net periodic benefit cost. See Note 10 for additional information about pension and other postretirement benefits items.

Schedule of Net Income per Share
A summary of the calculation of net income per share attributable to Eaton ordinary shareholders is as follows:

(In millions except for per share data)	2025	2024	2023
Net income attributable to Eaton ordinary shareholders	$4,087	$3,794	$3,218

Weighted-average number of ordinary shares outstanding - diluted	391.2	399.4	401.1
Less dilutive effect of equity-based compensation	1.3	1.8	2.0
Weighted-average number of ordinary shares outstanding - basic	389.9	397.6	399.1

Net income per share attributable to Eaton ordinary shareholders
Diluted	$10.45	$9.50	$8.02
Basic	10.48	9.54	8.06